Income Taxes (Tables)	12 Months Ended
Jun. 28, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Before Income Taxes
The following were the components of loss before income taxes:

	Fiscal Years Ended
(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019	June 24, 2018
Domestic	($210.3)	($92.2)	($107.6)
Foreign	4.7	(30.7)	(2.5)
Loss before income taxes	($205.6)	($122.9)	($110.1)

Schedule of Components of Income Tax Expense
The following were the components of income tax (benefit) expense:

	Fiscal Years Ended
(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019	June 24, 2018
Current:
Federal	($7.3)	$1.4	$13.7
Foreign	0.2	0.5	3.6
State	0.1	0.3	0.3
Total current	(7.0)	2.2	17.6
Deferred:
Federal	1.8	(1.9)	(46.1)
Foreign	(2.8)	(4.5)	(3.6)
State	—	(0.2)	(3.1)
Total deferred	(1.0)	(6.6)	(52.8)
Income tax benefit	($8.0)	($4.4)	($35.2)

Schedule of Effective Income Tax Rate and Amount Reconciliation
Actual income tax expense (benefit) differed from the amount computed by applying each period's U.S. federal statutory tax rate to pre-tax earnings as a result of the following:

	Fiscal Years Ended
(in millions of U.S. Dollars)	June 28, 2020	% of Loss	June 30, 2019	% of Loss	June 24, 2018	% of Loss
Federal income tax provision at statutory rate	($43.2)	21%	($25.8)	21%	($31.1)	28%
(Decrease) increase in income tax expense resulting from:
State tax provision, net of federal benefit	(1.9)	1%	(2.0)	2%	(6.2)	6%
Tax exempt interest	(0.5)	—%	(0.4)	—%	(1.2)	1%
48C investment tax credit	—	—%	—	—%	(1.5)	1%
(Decrease) increase in tax reserve	(0.3)	—%	0.5	—%	0.1	—%
Research and development credits	(3.3)	2%	(2.8)	2%	(1.1)	1%
Foreign tax credit	(0.3)	—%	(0.4)	—%	(39.2)	36%
Increase (decrease) in valuation allowance	50.3	(25)%	4.3	(4)%	(29.4)	27%
Partial extinguishment of convertible notes	(6.0)	3%	—	—%	—	—%
Stock-based compensation	2.1	(1)%	0.7	(1)%	8.3	(8)%
Statutory rate differences	1.2	(1)%	6.0	(5)%	(2.0)	2%
Foreign earnings taxed in U.S.	0.3	—%	0.4	—%	51.9	(47)%
Foreign currency fluctuations	—	—%	—	—%	(0.3)	—%
Other foreign adjustments	0.3	—%	(0.1)	—%	(0.1)	—%
Net operating loss carryback	(7.2)	4%	—	—%	(0.1)	—%
Provision to return adjustments	(1.3)	1%	11.8	(10)%	—	—%
Tax on distributable foreign earnings	—	—%	—	—%	4.0	(4)%
Impact of rate changes	0.8	—%	2.7	(2)%	11.2	(10)%
Expiration of state credits	0.9	—%	1.2	(1)%	1.3	(1)%
Other	0.1	—%	(0.5)	—%	0.2	—%
Income tax benefit	($8.0)	4%	($4.4)	4%	($35.2)	32%

Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities were as follows:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Deferred tax assets:
Compensation	$4.4	$9.6
Inventories	7.9	3.8
Sales return reserve and allowance for bad debts	2.6	3.2
Federal and state net operating loss carryforwards	180.1	137.1
Federal credits	30.3	20.0
State credits	1.9	2.9
48C investment tax credits	37.5	25.9
Stock-based compensation	8.3	11.3
Deferred revenue	23.1	22.6
Lease liabilities	6.5	—
Other	5.0	4.5
Total gross deferred assets	307.6	240.9
Less valuation allowance	(208.5)	(185.2)
Deferred tax assets, net	99.1	55.7

Deferred tax liabilities:
Property and equipment	(27.8)	(13.9)
Intangible assets	(19.2)	(16.9)
Investments	(1.6)	(0.9)
Prepaid taxes and other	(0.7)	—
Foreign earnings recapture	(2.0)	(2.0)
Taxes on unremitted foreign earnings	—	(2.4)
Lease assets	(6.3)	—
Convertible notes	(42.1)	(20.7)
Total gross deferred liability	(99.7)	(56.8)
Deferred tax liability, net	($0.6)	($1.1)

Schedule of Components Giving Rise to Net Deferred Tax Assets (Liabilities) Included in Accompanying Consolidated Balance Sheet
The components giving rise to the net deferred tax assets (liabilities) have been included in the consolidated balance sheets as follows:

	Balance at June 28, 2020
(in millions of U.S. Dollars)	Assets	Liabilities
U.S. federal income taxes	$—	($1.8)
Foreign income taxes	1.2	—
Total	$1.2	($1.8)

	Balance at June 30, 2019
(in millions of U.S. Dollars)	Assets	Liabilities
U.S. federal income taxes	$—	$—
Foreign income taxes	0.9	(2.0)
Total	$0.9	($2.0)

Schedule of Reconciliation of the Change in Uncertain Tax Positions
The following is a tabular reconciliation of the Company’s change in uncertain tax positions:

	Fiscal Years Ended
(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019	June 24, 2018
Balance at beginning of period	$8.2	$8.6	$13.3
Decrease related to current year change in law	—	—	(4.7)
Increases related to prior year tax positions	—	0.5	0.6
Decreases related to prior year tax positions	—	—	(0.1)
Settlements with tax authorities	(0.1)	—	(0.1)
Expiration of statute of limitations for assessment of taxes	(0.7)	(0.9)	(0.4)
Balance at end of period	$7.4	$8.2	$8.6